REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
REVENUES
Schedule of revenue

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(In thousands)
Online recruitment services to enterprise customers	5,889,101	7,270,026	8,192,714
—Key accounts	1,261,718	1,771,638	2,070,533
—Mid-sized accounts	2,130,881	2,543,363	2,666,365
—Small-sized accounts	2,496,502	2,955,025	3,455,816
Others	62,927	85,651	74,804
Total	5,952,028	7,355,677	8,267,518